Note E - Income Taxes: Schedule of Deferred Tax Assets and Liabilities (Details) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Unrecognized Tax Benefits Resulting in Net Operating Loss Carryforward	$ 67,887	$ 5,200
Valuation Allowance, Amount	(67,887)	(5,200)
Deferred Tax Assets, Net of Valuation Allowance	$ 0	$ 0